UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2006

Check here if Amendment [x ];          Amendment Number: 2
This Amendment (Check only one.): [  ] is a restatement.
                                  [x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MERRILL LYNCH AND CO., INC.
Address: 4 World Financial Center
         New York, NY 10080


13F File Number: 028-03554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form. The institutional investment manager has exercised discretion with respect to the number of shares in Psi Technologies Holdings, Inc. reflected below, continuously since March 31, 2005, however, it has not been previously reported.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pia K Thompson
Title: Director and Assistant Secretary
Phone: (212) 670-0425

Signature, Place and Date of Signing:



__________________________________________________________________________
/s/ Pia K Thompson     New York, NY     May 15, 2007

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[x]      13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE



Report Summary:




Number of Other Included Managers:
    1



Form 13F Information Table Entry Total:
     4



Form 13F Information Table Value Total:
     $     147,654     (thousands)



List of Other Included Managers:


No.    13F File Number      Name


16                        MERRILL LYNCH GROUP, INC
























UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F


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
MERRILL LYNCH AND CO., INC.
FORM 13F INFORMATION TABLE
December 29, 2006
COLUMN 1                       COLUMN 2          COLUMN 3  COLUMN 4     COLUMN 5    COLUMN 6 COLUMN 7         COLUMN 8

                                                               VALUE   SHARES/  SH/PRN  INVSTMT OTHR         VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP    (x1000)  PRN AMT PUT/CALL DSCRETN MGRS     SOLE    SHARED     OTHER
--------------                    --------------     -----    -------  ------- -------- ------- ----     ----    ------     -----
BLACKROCK INC			  COM		   09247X101  9873500  65000000	  SH    DEFINED   16      0         0 	 65000000
HERTZ GLOBAL HOLDINGS INC         COM              42805T105  1312996  75502928   SH    DEFINED   16      0         0	 75502928
IPG PHOTONICS CORP                COM              44980X109      235      9773   SH    DEFINED   16      0         0	     9773
PSI TECHNOLOGIES HLDGS INC	  SPONSORED ADR	   74438Q109	 9998   7141624   SH    DEFINED   16      0         0     7141624